Submission	Oct. 23, 2024
Submission [Line Items]
Central Index Key	0001156039
Registrant Name	Elevance Health, Inc.
Registration File Number	333-275251
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES